Goodwill - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Goodwill [Line Items]
DCF method, projections period	6 years
PRC
Goodwill [Line Items]
Discount rate for DCF method	21.00%
Japan
Goodwill [Line Items]
Discount rate for DCF method	21.50%
United States
Goodwill [Line Items]
Discount rate for DCF method	23.00%